Information Regarding the Allowance for Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Beginning balance	$ 9,923	$ 9,131	$ 9,864	$ 9,519
Charge-offs	(2,000)	(2,509)	(2,449)	(1,877)
Recoveries		596	365
Recoveries of loans previously charged-off				215
Transfer to allowance for unfunded commitments				(175)
Provision (benefit)		2,705	1,351	2,182
Ending balance	9,770	9,923	9,131	9,864
Allowance for loan losses:
Individually evaluated for impairment	387	361	308
Collectively evaluated for impairment	9,383	9,562	8,823
Total allowance for loan losses ending balance	9,770	9,923	9,131
Loans:
Individually evaluated for impairment	18,448	18,881	16,616
Collectively evaluated for impairment	803,946	801,582	705,818
Acquired loans (discounts related to credit quality)	84,763	89,007
Total loans ending balance	907,157	909,470	722,434
Conventional
Allowance for loan losses:
Beginning balance		4,845	3,982
Charge-offs		(1,239)	(1,187)
Recoveries		167	132
Provision (benefit)		1,124	1,918
Ending balance		4,897	4,845
Allowance for loan losses:
Individually evaluated for impairment			77
Collectively evaluated for impairment			4,768
Total allowance for loan losses ending balance			4,845
Loans:
Individually evaluated for impairment			5,489
Collectively evaluated for impairment			464,524
Total loans ending balance			470,013
Real Estate Commercial
Allowance for loan losses:
Beginning balance		3,146	2,920
Charge-offs		(474)	(548)
Recoveries		56
Provision (benefit)		888	774
Ending balance		3,616	3,146
Allowance for loan losses:
Individually evaluated for impairment	220	129	231
Collectively evaluated for impairment	3,391	3,487	2,915
Total allowance for loan losses ending balance	3,611	3,616	3,146
Loans:
Individually evaluated for impairment	10,879	9,988	8,910
Collectively evaluated for impairment	164,263	168,586	139,433
Acquired loans (discounts related to credit quality)	53,717	55,690
Total loans ending balance	228,859	234,264	148,343
Real Estate Land And Construction
Allowance for loan losses:
Beginning balance		222	567
Charge-offs		(138)	(303)
Recoveries		68
Provision (benefit)		56	(42)
Ending balance		208	222
Allowance for loan losses:
Collectively evaluated for impairment	145	208	222
Total allowance for loan losses ending balance	145	208	222
Loans:
Individually evaluated for impairment	1,506	1,527	1,006
Collectively evaluated for impairment	10,302	13,706	11,725
Acquired loans (discounts related to credit quality)	4,606	4,179
Total loans ending balance	16,414	19,412	12,731
Commercial and Municipal Loan
Allowance for loan losses:
Beginning balance		721	2,168
Charge-offs		(438)	(147)
Recoveries		142	61
Provision (benefit)		493	(1,361)
Ending balance		918	721
Allowance for loan losses:
Individually evaluated for impairment	44
Collectively evaluated for impairment	1,068	918	721
Total allowance for loan losses ending balance	1,112	918	721
Loans:
Individually evaluated for impairment	953	402	1,211
Collectively evaluated for impairment	94,840	93,278	82,771
Acquired loans (discounts related to credit quality)	13,689	14,070
Total loans ending balance	109,482	107,750	83,982
Consumer
Allowance for loan losses:
Beginning balance		58	92
Charge-offs		(220)	(264)
Recoveries		163	172
Provision (benefit)		57	58
Ending balance		58	58
Allowance for loan losses:
Collectively evaluated for impairment	70	58	58
Total allowance for loan losses ending balance	70	58	58
Loans:
Collectively evaluated for impairment	6,284	6,595	7,365
Acquired loans (discounts related to credit quality)	642	709
Total loans ending balance	6,926	7,304	7,365
Unallocated Financing Receivables
Allowance for loan losses:
Beginning balance		139	135
Provision (benefit)		87	4
Ending balance		226	139
Allowance for loan losses:
Collectively evaluated for impairment		226	139
Total allowance for loan losses ending balance		226	139
Residential Real Estate
Allowance for loan losses:
Individually evaluated for impairment	123	232
Collectively evaluated for impairment	4,709	4,665
Total allowance for loan losses ending balance	4,832	4,897
Loans:
Individually evaluated for impairment	5,110	6,964
Collectively evaluated for impairment	528,257	519,417
Acquired loans (discounts related to credit quality)	12,109	14,359
Total loans ending balance	$ 545,476	$ 540,740